Earnings Per Share	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 8:-	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Six months ended June 30,
	2017	2016
	Unaudited
Numerator for basic and diluted net earnings per share:

Net loss	$(1,522)	$(353)

Weighted average shares outstanding, net of treasury stock:

Denominator for basic and diluted net loss per share	33,151,633	30,420,165

Basic and diluted net loss per share	$(0.05)	$(0.01)

The Company in a loss position and all of its securities are antidilutive.